Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Purchase obligations

Obligations:	Total	1st year	2nd year	3rd year
Vessels shipbuilding contracts	$124,440	$124,440	$-	$-
Drillship shipbuilding contracts	1,928,900	502,700	498,200	928,000
Total obligations	$2,053,340	$627,140	$498,200	$928,000